Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	KPMG Auditores Independentes Ltda
Auditor Firm ID	1124
Auditor Location	São Paulo, Brazil
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of BRBI BR Partners S.A and subsidiaries (“the Company”) as of December 31, 2025 and 2024, the related consolidated statements of profit or loss, comprehensive income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025 and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards